UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 174.5% (1)
Crude/Refined Products Pipelines - 77.8% (1)
United States - 77.8% (1)
Buckeye Partners, L.P.	1,000,900	$73,295,907
Enbridge Energy Partners, L.P.	1,372,700	37,776,704
Genesis Energy, L.P.	221,231	12,167,705
Holly Energy Partners, L.P.	559,000	18,782,400
Magellan Midstream Partners, L.P.	1,404,600	95,049,282
MPLX LP	459,598	22,432,978
NuStar Energy L.P.	280,500	14,002,560
Oiltanking Partners, L.P.	201,700	13,959,657
Phillips 66 Partners LP	164,400	7,532,808
Plains All American Pipeline, L.P.	1,894,900	102,646,733
Rose Rock Midstream, L.P.	75,312	2,931,143
Sunoco Logistics Partners L.P.	1,087,060	89,943,344
Tesoro Logistics LP	415,700	25,025,140
Valero Energy Partners LP	193,816	7,169,254
		522,715,615

Natural Gas/Natural Gas Liquids Pipelines - 64.4% (1)
United States - 64.4% (1)
Crestwood Midstream Partners LP	607,539	13,602,798
El Paso Pipeline Partners, L.P.	508,735	15,287,487
Energy Transfer Equity, L.P.	554,400	24,199,560
Energy Transfer Partners, L.P.	1,038,200	57,651,246
Enterprise Products Partners L.P.	1,220,300	81,894,333
EQT Midstream Partners, LP	239,100	15,759,081
Kinder Morgan Energy Partners, L.P.	308,800	22,934,576
Kinder Morgan Management, LLC(2)	493,800	34,467,271
ONEOK Partners, L.P.	793,531	42,144,431
Regency Energy Partners LP	1,529,300	40,144,125
Spectra Energy Partners, LP	1,025,400	48,932,088
Williams Partners L.P.	725,800	36,006,938
		433,023,934

Natural Gas Gathering/Processing - 32.3% (1)
United States - 32.3% (1)
Access Midstream Partners, L.P.	922,400	52,069,480
Crosstex Energy, L.P.	571,164	17,643,256
DCP Midstream Partners, LP	717,200	34,999,360
MarkWest Energy Partners, L.P.	541,303	34,562,197
Summit Midstream Partners, LP	177,600	7,207,008
Targa Resources Partners LP	465,000	24,965,850
Western Gas Partners LP	715,130	45,260,578
		216,707,729

Total Master Limited Partnerships and Related Companies (Cost $600,021,389)		1,172,447,278

Common Stock - 0.9%(1)
Crude/Refined Products Pipelines - 0.9%(1)
United States - 0.9% (1)
Plains GP Holdings, L.P. (Cost $4,726,499)	216,069	6,049,932

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (3) (Cost $106,776)	106,776	106,776

Total Investments - 175.4% (1) (Cost $604,854,664)		1,178,603,986
Other Assets and Liabilities - (44.3%) (1)		(297,363,079)
Long-Term Debt Obligations - (23.7%) (1)		(159,400,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (7.4%) (1)		(50,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$671,840,907

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of February 28, 2014.

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2014.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2014	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$6,049,932	$6,049,932	$-	$-
Master Limited Partnerships and Related Companies(a)	1,172,447,278	1,172,447,278	-	-
Total Equity Securities	1,178,497,210	1,178,497,210	-	-
Other Securities:
Short-Term Investment(b)	106,776	106,776	-	-
Total Assets	$1,178,603,986	$1,178,603,986	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2014.

The Company did not hold any Level 3 securities during the period from December 1, 2013 through February 28, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended February 28, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

As of February 28, 2014, the aggregate cost of securities for federal income tax purposes was $427,294,274. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $751,309,712, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $751,309,712.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Capital Corporation

Date: April 22, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer